STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 8	€ 1
Property, plant and equipment	6,251	7,120
Non-current financial assets	299	291
Total non-current assets	6,558	7,412
Current assets
Trade receivables	905	101
Other current assets	9,088	10,868
Contract Assets - Current	2,062	0
Cash and cash equivalents	75,283	41,388
Total current assets	87,339	52,358
TOTAL ASSETS	93,897	59,769
Shareholders’ equity
Share capital	1,414	1,046
Premiums related to share capital	312,742	255,760
Accumulated other comprehensive income	738	700
Treasury shares	(228)	(228)
Reserve	(276,810)	(227,282)
Net loss for the period	(39,700)	(57,041)
Total shareholders’ equity	(1,843)	(27,045)
Non-current liabilities
Non-current provisions	323	270
Non-current financial liabilities	45,543	48,608
Total non-current liabilities	45,866	48,878
Current liabilities
Current provisions	760	327
Current financial liabilities	5,022	4,560
Trade payables and other payables	18,237	9,621
Other current liabilities	7,627	6,855
Deferred income	128	55
Current contract liabilities	18,100	16,518
Total current liabilities	49,873	37,936
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 93,897	€ 59,769